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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 1054.1%
		Bermuda: 18.2%
377,800	@	Frontline Ltd.	$11,356,668
415,534		Tyco Electronics Ltd.	10,338,486
241,800		XL Capital Ltd.	4,054,986
			25,750,140
		Brazil: 25.5%
363,000		Banco do Brasil S.A.	5,411,300
542,871		Centrais Eletricas Brasileiras SA ADR - Class A	11,552,295
292,654		Tele Norte Leste Participacoes SA ADR	5,215,094
220,358	@	Tim Participacoes SA ADR	5,788,805
287,471		Vivo Participacoes S.A. ADR	8,046,313
			36,013,807
		Canada: 39.1%
5,034,700		Bombardier, Inc. - Class B	23,731,483
353,700		Loblaw Cos. Ltd.	11,607,513
459,200		Suncor Energy, Inc.	14,533,680
524,900		Yamana Gold, Inc.	5,285,743
			55,158,419
		Finland: 12.6%
700,800		Fortum OYJ	17,783,960
			17,783,960
		France: 155.4%
233,600		Accor S.A.	11,785,204
350,742		Air France-KLM	5,715,342
4,703,620	@	Alcatel S.A.	15,842,586
488,800		AXA S.A.	10,064,806
246,100		BNP Paribas	17,580,650
910,960		Carrefour S.A.	44,445,158
776,400		Credit Agricole S.A.	12,170,736
856,335		France Telecom S.A.	19,633,345
199,316		Lafarge S.A.	14,744,188
1,198,828		Natixis	5,527,597
564,883		Sanofi-Aventis	41,769,983
350,504		Total S.A.	20,256,814
			219,536,409
		Germany: 70.8%
197,200		Allianz AG	21,835,127
337,200		Bayerische Motoren Werke AG	14,410,473
394,000		Deutsche Post AG	6,867,558
1,995,519		Deutsche Telekom AG	25,837,492
227,945		Siemens AG	20,325,303
341,000		ThyssenKrupp AG	10,780,730
			100,056,683
		Hong Kong: 3.8%
3,225,400		Sino Land Co.	5,306,157
			5,306,157
		Italy: 28.5%
2,186,582		Intesa Sanpaolo S.p.A.	8,323,533
5,398,185		Telecom Italia S.p.A.	8,071,231
20,598,316		Telecom Italia S.p.A. RNC	23,926,650
			40,321,414
		Japan: 314.4%
701,000		Akita Bank Ltd.	2,803,250
307,400		Astellas Pharma, Inc.	11,337,441
594,000		Canon, Inc. ADR	23,231,340
902,000		Dai Nippon Printing Co. Ltd.	12,368,831
575,836		Daiichi Sankyo Co. Ltd.	11,967,077
727,300		Fuji Photo Film Co. Ltd.	23,294,425
1,810,000		Fujitsu Ltd.	11,038,979
1,367,700		Hitachi Ltd.	4,684,656
1,154,000		Kirin Brewery Co. Ltd.	17,590,551
631,400		Mitsubishi Corp.	15,268,027
3,115,900		Mitsubishi UFJ Financial Group, Inc.	16,034,645
657,800		Mitsui Sumitomo Insurance Group Holdings, Inc.	16,465,005
2,743,000		Mitsui Trust Holdings, Inc.	9,711,021
6,614,700		Mizuho Financial Group, Inc.	12,765,498
3,991,000		NEC Corp.	10,290,684
35,000		Nintendo Co. Ltd.	9,758,080
2,369,000		Nippon Express Co. Ltd.	9,928,838
518,600		Nippon Telegraph & Telephone Corp.	21,824,788
2,909,500		Nomura Holdings, Inc.	21,752,248
416,000		Ono Pharmaceutical Co. Ltd.	18,510,985
209,800		Rohm Co. Ltd.	14,136,504
435,500		Seven & I Holdings Co. Ltd.	9,518,574
1,490,000		Sharp Corp.	17,790,576
1,424,600		Sony Corp.	47,512,761
258,800		Sumitomo Mitsui Financial Group, Inc.	8,353,318
270,000		Taisho Pharmaceutical Co. Ltd.	4,704,511

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
182,000		Takeda Pharmaceutical Co. Ltd.	$7,983,577
874,700		Takefuji Corp.	4,186,270
100,200		TDK Corp.	6,472,472
1,044,200		Tokio Marine Holdings, Inc.	28,076,754
384,300		Toyota Motor Corp.	14,781,529
			444,143,215
		Mexico: 7.6%
663,965		Telefonos de Mexico SA de CV ADR	10,723,035
			10,723,035
		Netherlands: 65.2%
2,855,747		Aegon NV	17,064,672
165,800		Akzo Nobel NV	9,869,545
931,312		Koninklijke Ahold NV	11,702,716
822,900		Royal Dutch Shell PLC - Class A	22,744,561
326,103		Royal KPN NV	5,399,786
511,879		SNS Reaal	3,000,132
434,100		Unilever NV	13,292,181
429,333		Wolters Kluwer NV	8,961,467
			92,035,060
		New Zealand: 5.2%
4,368,260		Telecom Corp. of New Zealand Ltd.	7,291,344
			7,291,344
		Portugal: 11.2%
1,539,576		Portugal Telecom SGPS S.A.	15,888,070
			15,888,070
		Singapore: 5.5%
606,000		United Overseas Bank Ltd.	7,767,875
			7,767,875
		South Korea: 16.1%
322,410		Korea Electric Power Corp.	10,628,171
195,310		KT Corp. ADR	4,126,900
51,085		SK Telecom Co. Ltd.	8,018,526
			22,773,597
		Spain: 23.9%
349,100		Banco Bilbao Vizcaya Argentaria S.A.	5,321,533
1,984,100		Iberdrola S.A.	16,892,415
484,602		Telefonica S.A.	11,608,911
			33,822,859
		Sweden: 17.9%
632,000		Skanska AB	9,779,508
1,605,060		Telefonaktiebolaget LM Ericsson	15,554,489
			25,333,997
		Switzerland: 56.8%
1,114,100		STMicroelectronics NV	9,123,686
413,810		Swiss Reinsurance	17,888,950
32,900		Swisscom AG	11,991,739
1,188,637	@	UBS AG - Reg	15,502,195
857,900		Xstrata PLC	13,920,514
55,203		Zurich Financial Services AG	11,736,830
			80,163,914
		Taiwan: 3.7%
1,243,350		HON HAI Precision Industry Co. Ltd.	5,181,033
			5,181,033
		United Kingdom: 172.7%
500,550		AstraZeneca PLC	23,233,616
1,495,391		Barclays PLC	6,391,280
408,387		BP PLC ADR	22,918,678
724,400		British Sky Broadcasting PLC	6,134,500
2,168,980		GlaxoSmithKline PLC	42,212,590
1,966,600		HSBC Holdings PLC	21,053,447
679,181		Imperial Tobacco Group PLC	21,901,979
3,714,700		International Power PLC	18,965,076
7,669,626		ITV PLC	6,877,653
2,924,900		Kingfisher PLC	9,852,367
3,304,451		Marks & Spencer Group PLC	18,295,130
6,389,172		Royal Bank of Scotland Group PLC	3,246,244
9,029,900		Vodafone Group PLC	19,291,457
2,827,031		WM Morrison Supermarkets PLC	13,006,408
198,968	@	Wolseley PLC	4,377,449
668,600		WPP PLC	6,169,468
			243,927,342
		Total Common Stock
		(Cost $1,645,440,795)	1,488,978,330
EXCHANGE-TRADED FUNDS: 8.2%
		Developed Markets: 8.2%
220,800		iShares MSCI EAFE Index Fund	11,587,584
		Total Exchange-Traded Funds
		(Cost $11,954,112)	11,587,584

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2010 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 4.0%
		Germany: 4.0%
70,700		Volkswagen AG		$5,740,957
		Total Preferred Stock
		(Cost $5,617,543)		5,740,957
		Total Long-Term Investments
		(Cost $1,663,012,450)		1,506,306,871
SHORT-TERM INVESTMENTS: 61.7%
		Affiliated Mutual Fund: 38.1%
53,727,713		ING Institutional Prime Money Market Fund - Class I		53,727,713
		Total Mutual Fund
		(Cost $53,727,713)		53,727,713
		Securities Lending Collateral(cc): 23.6%
32,421,852		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		32,421,852
1,202,292	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		961,834
		Total Securities Lending Collateral
		(Cost $33,624,144)		33,383,686
		Total Short-Term Investments
		(Cost $87,351,857)		87,111,399
		Total Investments in Securities
		(Cost $1,750,364,307)*	102.8%	$1,593,418,270
		Other Assets and Liabilities - Net	(2.8)	(42,972,613)
		Net Assets	100.0%	$1,550,445,657

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	1	Collateral received from brokers for securites lending was invested in these short-term investments.
	2

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is

		being fair valued daily.
	I	Illiquid security
	*	Cost for federal income tax purposes is $1,766,314,797.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$158,294,999
		Gross Unrealized Depreciation		(331,191,526)
		Net Unrealized Depreciation		$(172,896,527)

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	15.5%
Airlines	4.0
Auto Manufacturers	24.7
Banks	113.9
Beverages	12.5
Building Materials	10.4
Chemicals	7.0
Commercial Services	8.8
Computers	12.4
Distribution/Wholesale	13.9
Diversified Financial Services	18.4
Electric	53.7
Electrical Components & Equipment	3.3
Electronics	18.3
Engineering & Construction	6.9
Food	66.6
Home Furnishings	46.2
Insurance	90.0
Iron/Steel	7.6
Lodging	8.3
Media	19.9
Mining	13.6
Miscellaneous Manufacturing	47.7
Office/Business Equipment	16.4
Oil & Gas	57.0
Pharmaceuticals	114.5
Real Estate	3.8
Retail	26.7
Semiconductors	16.5
Telecommunications	172.8
Toys/Games/Hobbies	6.9
Transportation	19.9
Other Long-Term Investments	8.2
Short-Term Investments	61.7
Other Assets and Liabilities - Net	(2.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2010
Asset Table
Investments, at value
Common Stock
Bermuda	$25,750,140	$—	$—	$25,750,140
Brazil	36,013,807	—	—	36,013,807
Canada	55,158,419	—	—	55,158,419
Finland	—	17,783,960	—	17,783,960
France	—	219,536,409	—	219,536,409
Germany	—	100,056,683	—	100,056,683
Hong Kong	—	5,306,157	—	5,306,157
Italy	—	40,321,414	—	40,321,414
Japan	23,231,340	420,911,875	—	444,143,215
Mexico	10,723,035	—	—	10,723,035
Netherlands	—	92,035,060	—	92,035,060
New Zealand	—	7,291,344	—	7,291,344
Portugal	—	15,888,070	—	15,888,070
Singapore	—	7,767,875	—	7,767,875
South Korea	4,126,900	18,646,697	—	22,773,597
Spain	—	33,822,859	—	33,822,859
Sweden	—	25,333,997	—	25,333,997
Switzerland	—	80,163,914	—	80,163,914
Taiwan	—	5,181,033	—	5,181,033
United Kingdom	22,918,678	221,008,664	—	243,927,342
Total Common Stock	177,922,319	1,311,056,011	—	1,488,978,330
Exchange-Traded Funds	11,587,584	—	—	11,587,584
Preferred Stock	—	5,740,957	—	5,740,957
Short-Term Investments	86,149,565	—	961,834	87,111,399
Total Investments, at value	$275,659,468	$1,316,796,968	$961,834	$1,593,418,270

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 1/31/2010
Asset Table
Investments, at value
Short-Term Investments	$—	$—	$—	$—	$—	$—	$961,834	$—	$961,834
Total Investments, at value	$—	$—	$—	$—	$—	$—	$961,834	$—	$961,834

As of January 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 26, 2010